BACKGROUND AND ORGANIZATION - Additional Information (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2023	Mar. 31, 2026 USD ($) ft² $ / shares shares	Mar. 31, 2026 USD ($) ft² $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) ft² $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 12, 2026 USD ($)	Feb. 13, 2026 shares	Jan. 31, 2026	Jan. 15, 2026	Oct. 31, 2025	Jul. 22, 2025 $ / shares shares	Apr. 29, 2025 USD ($)	Dec. 31, 2023 USD ($)	[1]
Subsidiary, Sale of Stock [Line Items]
Authorized shares | shares												950,000,000
Common stock, shares authorized | shares		900,000,000	900,000,000		900,000,000	900,000,000						900,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Preferred stock, shares authorized | shares		50,000,000	50,000,000		50,000,000							50,000,000
Non-cash interest expense					$ 10,398,050
Net loss		$ (459,898)		$ (16,611,425)	(79,071,276)	$ (34,515,754)
Accumulated deficit		(200,939,729)	$ (200,939,729)		(200,479,831)	(131,806,605)
Stockholders' equity		$ 2,172,572	2,172,572	(38,977,924)	$ (15,182,173)	$ (37,836,506)								$ (32,545,921)
Lease agreement description		As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory of $1,526,467 was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0 through an impairment of $4,388,279, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, and an impairment of $150,077 was recognized, each of which is recorded within the aggregate $6,064,823 loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025.			As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025.
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value		$ 0	0	$ 0	$ 0
No longer recoverable, and assets were written down to net book value		$ 0	$ 0		$ 0
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized | shares								900,000,000
Preferred stock, shares authorized | shares								50,000,000
Orbit S R L [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage		10.70%	10.70%						22.00%	22.00%	10.70%
Net loss		$ 88,507
Orbit S R L [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage									22.00%	22.00%
Tekne [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage									2.90%
Tekne [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Equity method investment, ownership percentage									2.90%
Office Building [Member]
Subsidiary, Sale of Stock [Line Items]
Lease agreement description		As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025.
COLORADO [Member] | Office Building [Member]
Subsidiary, Sale of Stock [Line Items]
Area of land | ft²		27,900	27,900		27,900
Operating lease original expiry		2024-12			2024-12
Operating lease extended expiry	2025-06	2025-06		2025-06	2025-06
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity													$ 2,000,000
Minimum [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' equity							$ 4,000,000
Lyocon Acquisition [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquisition completed									100.00%
Net loss			$ 7,466
Lyocon Acquisition [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of acquisition completed									100.00%

[1]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.